Lease - Additional Information (Details) - item	May 05, 2021	Feb. 03, 2021	Mar. 24, 2020	Jun. 01, 2019	Jun. 30, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Lease term	2 years		5 years	2 years
Incremental borrowing rate						3.00%
Moscow
Disclosure of geographical areas [line items]
Number of russian game development studios acquired		2
Moscow | Officer [Member]
Disclosure of geographical areas [line items]
Incremental borrowing rate					7.50%
Cyprus | Officer [Member]
Disclosure of geographical areas [line items]
Incremental borrowing rate					3.00%